Equity-Based Compensation - Schedule of Valuation Assumptions (Details) - Class P Units - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate	0.50%
Volatility, minimum	39.00%
Volatility, maximum	39.30%
Fair value per common unit (in dollars per share)	$ 21.00	$ 7,376,918
Employee Incentive Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate, minimum		1.80%
Risk-free rate, maximum		2.50%
Risk free rate	0.50%
Volatility, minimum		40.40%
Volatility, maximum		41.20%
Volatility of the underlying assets (as a percent)	39.90%
Expected life		4 years
Fair value per common unit (in dollars per share)	$ 21.00
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5 years 7 months 6 days
Minimum | Employee Incentive Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years 6 months
Fair value per common unit (in dollars per share)		$ 5.20
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5 years 10 months 24 days
Maximum | Employee Incentive Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years 9 months 18 days
Fair value per common unit (in dollars per share)		$ 9.04
DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate, minimum			1.58%	2.49%
Risk-free rate, maximum			2.49%	2.82%
Volatility, minimum			38.40%	39.10%
Volatility, maximum			41.90%	41.20%
Expected life			4 years	4 years
Marketability discount (as a percent)				29.00%
Fair value per common unit (in dollars per share)			$ 4.10
Weight applied to IPO scenario (as a percent)			80.00%
DiscoverOrg Holdings | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Marketability discount (as a percent)			13.00%
Fair value per common unit (in dollars per share)			$ 5.20	$ 4.00
Period until liquidation event			1 year 6 months
DiscoverOrg Holdings | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Marketability discount (as a percent)			25.00%
Fair value per common unit (in dollars per share)			$ 14.36	$ 5.20
Period until liquidation event			4 years